FINANCIAL INSTRUMENTS AND RISK (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Values of Financial Instruments

The following table summarizes the carrying values of the Company’s financial instruments:

	2017	2016
	$	$
Financial assets at fair value through profit or loss (i)	284,225	9,864
Loans and receivables (ii)	90,940	-
Other financial liabilities (iii)	2,244,992	70,406

(i)	Cash
(ii)	Amounts receivable and due from related party
(iii)	Bank indebtedness, accounts payable, due to related parties and loans payable

Schedule of Financial Instruments Denominated In Foreign Currency

At December 31, 2017, the Company had the following financial instruments denominated in foreign currency:

	Tower Three	Evotech		Innervision
	Colombian	Argentinian	TCTS	Colombian
	Peso	Peso	US Dollar	peso	Total
	$	$	$	$	$
Cash	920	41,801	5,339	-	48,060
Line of credit	-	-	(48,096)	-	(48,096)
Accounts receivable	1,164	16,160	-	-	17,324
Accounts payable	(80,868)	(472,181)	-	-	(553,049)
Due to related parties	(1,340,650)	-	-	-	(1,340,650)
				-
	(1,419,434)	(414,220)	5,339		(1,828,315)

As at December 31, 2017, the Company had the following financial instruments denominated in foreign currency:

Tower Three
Colombian Peso
$
Cash	9,864
Due to related parties	(21,151)

(11,758)